Commitments and Contingent Liabilities (Details)														1 Months Ended		12 Months Ended
	Jun. 12, 2025 USD ($)	Jun. 12, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 ILS (₪)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 ILS (₪)	Apr. 15, 2024 USD ($)	Nov. 11, 2023 USD ($)	Mar. 01, 2022 USD ($) m²	Dec. 30, 2021 m²	Jul. 13, 2014 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2025 ILS (₪)	Oct. 07, 2024 USD ($)	Oct. 07, 2024 ILS (₪)	Dec. 31, 2022 USD ($)	Jan. 26, 2021 USD ($) m²
Commitments and Contingent Liabilities [Line Items]
Reported price																									$ 2,200
Reimbursement liability			$ 0													$ 0			$ 0						$ 0
Final grant amount														$ 225,000	$ 82,000					$ 349,000
Area of total lease facility (in Square Meters) | m²																										900
Other services																700,000
Unpaid fees (in New Shekels) | ₪																		₪ 175
Rent payments							$ 8,000	₪ 30								8,300
Unpaid rent payments			24,000	₪ 90	$ 24,000	₪ 90	$ 24,000	₪ 90
Loss Contingency, Damages Paid, Value	$ 60,000	₪ 207
Impairment of ROU asset																0
Forecast [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties provision
Director [Member]
Commitments and Contingent Liabilities [Line Items]
Derivative amount																							$ (690,000)	₪ 2,500
Executive One [Member]
Commitments and Contingent Liabilities [Line Items]
Claims seeking, value (in New Shekels) | ₪																		295
Executive Two [Member]
Commitments and Contingent Liabilities [Line Items]
Claims seeking, value (in New Shekels) | ₪																		₪ 325
ASIC designer [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties received																53,300	€ 50
Royalties sold, component																213,000	€ 200
IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Fund received																			5,600,000
Final grant amount																				$ 620,000
Contingent liability			$ 6,200,000													$ 6,200,000
BIRD Foundation [Member]
Commitments and Contingent Liabilities [Line Items]
Fund received													$ 127,000						114,000
Contingent liability																			$ 209,000
Refund													$ 13,000
Amended Lease Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Lease expire																Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Rental expenses									$ 8,300	$ 8,300
Lease terminate																			60 days
Sub-Lease Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Other services																$ 26,900
Amount allocated to lease																2,800
Monthly service																$ 24,100
Subsequent Event [Member]
Commitments and Contingent Liabilities [Line Items]
Claims total outstanding amounts (in New Shekels) | ₪																						₪ 207
Israel [Member] | Amended Lease Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Area of total lease facility (in Square Meters) | m²																										1,550
Operating lease, rent expense																										$ 16,100
Israel [Member] | Sub-Lease Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Area of total lease facility (in Square Meters) | m²												70
Lease expire												Jan. 31, 2025
Lease terminate												90 days
Israel [Member] | Petach Tikva [Member]
Commitments and Contingent Liabilities [Line Items]
Area of total lease facility (in Square Meters) | m²											140
Lease expire											Feb. 28, 2024
Rental expenses											$ 1,700
Option to extend lease periods											one year
Minimum [Member] | IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties rate			3.00%													3.00%
Maximum [Member] | IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties rate			4.00%													4.00%